Investment Strategy - iShares Enhanced Large Cap Value Active ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and seeks to pursue its investment objective while seeking to maintain a low tracking error to the Russell 1000® Value Index (the “Russell 1000 Value Index”). The Fund invests in a portfolio of large cap value equity securities in a disciplined manner, using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular stocks, while seeking to control incremental risk. While the Fund primarily invests in securities included in the Russell 1000 Value Index, the Fund may also hold securities that are not included in the Russell 1000 Value Index.
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000 Value Index and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index. The Russell 1000 Value Index includes equity securities of issuers which range in size between approximately $2.256 billion and $4.244 trillion as of June 30, 2026. Equity securities include common stock, preferred stock, depositary receipts, and other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”). From time to time, the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may also purchase convertible securities.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a currency or an index, including but not limited to the Russell 1000 Value Index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets.
The Fund is classified as diversified under the Investment Company Act of 1940, as amended.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s 80% policy, large cap value equity securities are equity securities that (i) at the time of purchase have a market capitalization within the range of companies included in the Russell 1000 Value Index and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000® Value Index, the S&P Composite 1500® Value Index and the MSCI World Value Index. The Russell 1000 Value Index includes equity securities of issuers which range in size between approximately $2.256 billion and $4.244 trillion as of June 30, 2026. Equity securities include common stock, preferred stock, depositary receipts, and other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000® Index (the “Russell 1000 Index”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund is actively managed and seeks to pursue its investment objective while seeking to maintain a low tracking error to the Russell 1000® Value Index (the “Russell 1000 Value Index”). The Fund invests in a portfolio of large cap value equity securities in a disciplined manner, using proprietary return forecast models that incorporate quantitative analysis. These forecast models are designed to identify aspects of mispricing across stocks which the Fund can seek to capture by over- and under-weighting particular stocks, while seeking to control incremental risk. While the Fund primarily invests in securities included in the Russell 1000 Value Index, the Fund may also hold securities that are not included in the Russell 1000 Value Index.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large cap value equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.